Interest Income (Details) - Schedule of Interest Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Income [Abstract]
Interest on related party loan	$ 6,841	$ 6,821	$ 7,357
Other interest revenue	560,349	217,568	3,622
Consulting and management fee with affiliated companies	$ 567,190	$ 224,389	$ 10,979